UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-8002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Korea Equity Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2012

Date of reporting period:     November 1, 2011 – January 31, 2012

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2012

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis	58,819	$7,691,501	$14,463,905	$6,772,404	13.0
Automotive service components
Hyundai Motor Company	15,724	1,241,194	3,084,916	1,843,722	2.8
Passenger cars, trucks, autoparts, and commercial vehicles
Total Automotive Equipment and Parts		8,932,695	17,548,821	8,616,126	15.8

Banking and Financial Services
BS Financial Group Inc.	210,580	2,310,976	2,383,501	72,525	2.1
Banking-related financial services
Samsung Card Co., Ltd.	96,060	4,131,776	3,701,011	(430,765)	3.3
Credit card services
Shinhan Financial Group Co., Ltd.	75,030	2,921,170	2,980,685	59,515	2.7
Banking-related financial services
Total Banking and Financial Services		9,363,922	9,065,197	(298,725)	8.1

Chemicals and Pharmaceuticals
Celltrion, Inc.	64,678	2,374,613	2,156,029	(218,584)	1.9
Biopharmaceutical products
LG Chem Ltd.	14,237	3,296,699	4,726,919	1,430,220	4.3
Petrochemicals, plastic resins, and engineering plastics
Total Chemicals and Pharmaceuticals		5,671,312	6,882,948	1,211,636	6.2

Consumer Electronics
CrucialTec Co Ltd. †	169,880	2,646,625	2,405,421	(241,204)	2.2
Optic based input devices
Samsung Electronics Co. Ltd	20,094	11,085,464	19,747,044	8,661,580	17.8
Consumer electronics, computers, and telecommunications
Total Consumer Electronics		13,732,089	22,152,465	8,420,376	20.0

Information and Software
NCsoft Corporation	12,587	3,656,559	3,290,755	(365,804)	3.0
Online gaming
Total Information and Software		3,656,559	3,290,755	(365,804)	3.0

Insurance
Dongbu Insurance Co., Ltd.	88,560	3,181,954	3,773,696	591,742	3.4
Non-life insurance
Samsung Fire & Marine Insurance Co., Ltd.	11,964	2,280,523	2,310,063	29,540	2.1
Non-life insurance
Total Insurance		5,462,477	6,083,759	621,282	5.5

Miscellaneous Manufacturing
Hyundai Heavy Industries Co., Ltd.	4,601	1,121,727	1,272,326	150,599	1.1
Shipbuilding
Korea Zinc Co. Ltd.	15,094	3,741,248	5,138,754	1,397,506	4.6
Non-ferrous metals
KT&G Corporation	29,548	1,926,828	2,061,763	134,935	1.9
Tobacco
Lock&Lock Co., Ltd.	89,563	2,774,404	2,611,873	(162,531)	2.4
Plastic food storage
Total Miscellaneous Manufacturing		9,564,207	11,084,716	1,520,509	10.0

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2012

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets

Retail
Hyundai Home Shopping Network Corporation	9,840	$1,100,185	$1,196,751	$96,566	1.1
Merchandiser of consumer products
Lotte Shopping Co., Ltd.	7,026	2,251,981	2,392,002	140,021	2.2
Department and discount stores
Total Retail		3,352,166	3,588,753	236,587	3.3

Services
CJ CGV Co., Ltd.	65,730	1,603,569	1,476,292	(127,277)	1.3
Movie theaters
Grand Korea Leisure Co., Ltd.	77,880	1,317,809	1,375,837	58,028	1.2
Casino Hotels
Hana Tour Service Inc.	40,192	1,541,030	1,377,257	(163,773)	1.2
Travel related services
Hotel Shilla Co. Ltd.	50,640	1,197,748	1,987,028	789,280	1.8
Hotels
Paradise Co., Ltd.	256,015	1,563,568	2,136,394	572,826	1.9
Casinos, spas, and hotels
Samsung Engineering Co., Ltd.	35,012	3,314,049	6,667,028	3,352,979	6.0
Engineering and construction
Total Services		10,537,773	15,019,836	4,482,063	13.4

Transportation
Daewoo Shipbulding & Marine Engineering Co., Ltd.	73,220	1,803,607	1,810,269	6,662	1.6
Shipbuilding
Total Transportation		1,803,607	1,810,269	6,662	1.6

Wholesale
Fila Korea Ltd.	39,584	2,798,531	2,733,930	(64,601)	2.5
Textile and apparel
Samsung C&T Corporation	27,062	1,310,058	1,664,873	354,815	1.5
Import/export
Total Wholesale		4,108,589	4,398,803	290,214	4.0

TOTAL SOUTH KOREAN COMMON STOCKS		$76,185,396	$100,926,322	$24,740,926	90.9

INVESTMENTS IN FOREIGN CURRENCY
South Korea Won
Non- interest bearing account	952,895	955,941	3,046
TOTAL INVESTMENTS IN FOREIGN CURRENCY	952,895	955,941	3,046	0.9

TOTAL INVESTMENTS	$77,138,291	$101,882,263	$24,743,972	91.8

OTHER ASSETS LESS LIABILITIES, NET		9,079,158		8.2

NET ASSETS		$110,961,421		100.0
+ Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 26,515,465.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,774,539.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of January 31, 2012.

	Korean won	1,126.45	= $1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  March 12, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robert Kleinman
        Robert Kleinman, Treasurer
        (Principal Financial Officer)

Date:  March 12, 2012